NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2015
Noncontrolling Interest [Abstract]
Schedule of the Company's non-controlling interests included in the Consolidated Financial Statements
The Company's Non-controlling interests included in the Consolidated balance sheet are as follows:

at December 31	2015	2014
(millions of Canadian $)

Non-controlling interest in TC PipeLines, LP	1,590	1,479
Non-controlling interest in PNGTS	127	104
	1,717	1,583

The Company's Non-controlling interests included in the Consolidated statement of income are as follows:

year ended December 31	2015	2014	2013
(millions of Canadian $)

Non-controlling interest in TC PipeLines, LP	(13)	136	93
Non-controlling interest in PNGTS	19	15	12
	6	151	105